Operating Leases - Schedule of Estimated Future Minimum Rental Payments to be Received and Paid Under Lease Contracts (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) vessel	Dec. 31, 2023 USD ($) vessel
Operating Leased Assets [Line Items]
Lessee, Operating Lease, Liability, Payments, Due Next Twelve Months	$ 43,373
Lessee, Operating Lease, Liability, Payments, Due Year Two	21,078
Lessee, Operating Lease, Liability, Payments, Due Year Three	13,410
Lessee, Operating Lease, Liability, Payments, Due Year Four	8,534
Lessee, Operating Lease, Liability, Payments, Due Year Five	7,388
Lessee, Operating Lease, Liability, Payments, Due	93,783
Operating Lease, Liability, Current	24,875	$ 35,882
Operating Lease, Liability, Noncurrent	$ 28,716	40,432
Teekay Tankers
Operating Leased Assets [Line Items]
Lessee, Operating Lease, Liability, Payments, Due Next Twelve Months		66,300
Lessee, Operating Lease, Liability, Payments, Due Year Two		32,900
Lessee, Operating Lease, Liability, Payments, Due Year Three		18,800
Lessee, Operating Lease, Liability, Payments, Due Year Four		11,200
Lessee, Operating Lease, Liability, Payments, Due Year Five		6,300
Lessee, Operating Lease, Liability, Payments, Due after Year Five		$ 6,600
Number Of Vessels Chartered In | vessel	11	10
Lessee, Operating Lease, Term of Contract	54 months
Lease [Member]
Operating Leased Assets [Line Items]
Lessee, Operating Lease, Liability, Payments, Due Next Twelve Months	$ 27,461
Lessee, Operating Lease, Liability, Payments, Due Year Two	13,678
Lessee, Operating Lease, Liability, Payments, Due Year Three	8,477
Lessee, Operating Lease, Liability, Payments, Due Year Four	5,284
Lessee, Operating Lease, Liability, Payments, Due Year Five	3,944
Lessee, Operating Lease, Liability, Payments, Due	58,844
Lessee, Operating Lease, Liability, Undiscounted Excess Amount	5,253
Operating Lease, Liability	53,591
Operating Lease, Liability, Current	24,875
Operating Lease, Liability, Noncurrent	28,716
Non-lease Component [Member]
Operating Leased Assets [Line Items]
Lessee, Operating Lease, Liability, Payments, Due Next Twelve Months	15,912
Lessee, Operating Lease, Liability, Payments, Due Year Two	7,400
Lessee, Operating Lease, Liability, Payments, Due Year Three	4,933
Lessee, Operating Lease, Liability, Payments, Due Year Four	3,250
Lessee, Operating Lease, Liability, Payments, Due Year Five	3,444
Lessee, Operating Lease, Liability, Payments, Due	34,939
Total Long-term Lease | Teekay Tankers
Operating Leased Assets [Line Items]
Lessee, Operating Lease, Liability, Payments, Due Next Twelve Months	43,400
Lessee, Operating Lease, Liability, Payments, Due Year Two	21,100
Lessee, Operating Lease, Liability, Payments, Due Year Three	13,400
Lessee, Operating Lease, Liability, Payments, Due Year Four	8,500
Lessee, Operating Lease, Liability, Payments, Due Year Five	$ 7,400